CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock [Member]	Series E Preferred Stock [Member]	Additional Paid-in Capital [Member]	Stock Payable [Member]	Retained Earnings [Member]	Total
Balance at Jan. 31, 2013	$ 495		$ 183,700		$ (449,570)	$ (265,375)
Balance, shares at Jan. 31, 2013	4,949,515
Shares issued for conversion of notes payable	$ 995		98,555			99,550
Shares issued for conversion of notes payable, shares	9,955,000
Beneficial conversion discount on issuance of convertible note payable			$ 919,353			919,353
Net loss					$ (1,258,284)	(1,258,284)
Balance at Jan. 31, 2014	$ 1,490		$ 1,201,608		$ (1,707,854)	$ (504,756)
Balance, shares at Jan. 31, 2014	14,904,515					14,904,515
Shares issued for conversion of notes payable	$ 3,026		1,236,383			$ 1,239,409
Shares issued for conversion of notes payable, shares	30,254,539
Beneficial conversion discount on issuance of convertible note payable			$ 716,208			716,208
Stock payable for conversion of convertible note payable				$ 60,000		60,000
Net loss					$ (1,896,815)	(1,896,815)
Balance at Jan. 31, 2015	$ 4,516		$ 3,154,198	$ 60,000	(3,604,669)	$ (385,955)
Balance, shares at Jan. 31, 2015	45,159,054					903,182
Shares issued for conversion of notes payable	$ 253		421,121			$ 421,374
Shares issued for conversion of notes payable, shares	253,185
Shares issued for common stock payable	$ 24		59,976	$ (60,000)
Shares issued for common stock payable (in shares)	24,000
Beneficial conversion discount on issuance of convertible note payable			407,683			$ 407,683
Share rounding on reverse split	$ 5		(5)
Share rounding on reverse split (in shares)	4,448
Net loss					(794,918)	$ (794,918)
Balance at Oct. 31, 2015	$ 1,185		$ 4,046,586		$ (4,399,587)	$ (351,816)
Balance, shares at Oct. 31, 2015	1,184,815					1,184,815